Income Taxes (Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Depreciation/Impairment	$ (272,069)	$ (197,564)
Debt	(11,580)	(13,807)
Intangibles	(838)	(1,564)
Interest expense	7,147	7,401
Accrued maintenance liability	3,729	5,265
Obligations under capital leases and debt obligations	1,170	8,493
Investments	372	2,500
Losses and credits forward	324,031	269,421
Other	7,859	(419)
Net deferred tax asset	59,821	79,726
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Depreciation/Impairment	13,994	15,142
Other	3,705	2,492
Net deferred tax asset	17,699	17,634
Ireland [Member]
Income Tax Disclosure [Line Items]
Depreciation/Impairment	(286,027)	(212,706)
Debt	(11,580)	(13,807)
Intangibles	(838)	(1,564)
Accrued maintenance liability	3,729	5,265
Obligations under capital leases and debt obligations	1,170	8,493
Investments	2,500	2,500
Losses and credits forward	308,696	254,477
Other	4,110	(3,945)
Net deferred tax asset	21,760	38,713
United States Of America [Member]
Income Tax Disclosure [Line Items]
Depreciation/Impairment	(36)
Interest expense	7,147	7,401
Investments	(2,128)
Losses and credits forward	6,941	6,894
Other	44	1,034
Net deferred tax asset	11,968	15,329
Sweden [Member]
Income Tax Disclosure [Line Items]
Losses and credits forward	8,394	8,050
Net deferred tax asset	$ 8,394	$ 8,050